Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)	Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Top client	$639,520	$721,309	$683,546
Clients 2-5	1,431,873	1,453,508	1,506,087
Clients 6-10	1,306,604	1,188,943	1,112,636
Clients 11-25	1,774,160	1,743,539	1,585,739
Other	3,129,519	3,012,877	2,853,378
Total	$8,281,676	$8,120,176	$7,741,386
There was no revenue from individual customers greater than 10% of consolidated revenue in the respective years. Our customers have similar profiles and economic characteristics, and therefore have similar degrees of risk and growth opportunities.
Accounts receivable and unbilled revenue are as follows:

	December 31, 2024	December 31, 2023
	(in thousands)
Billed services (accounts receivable)	$1,437,653	$1,821,855
Allowance for credit losses (note 5)	(35,664)	(31,533)
Accounts receivable (net)	1,401,989	1,790,322
Unbilled services (unbilled revenue)	1,286,274	951,936
Accounts receivable and unbilled revenue, net	$2,688,263	$2,742,258

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	December 31, 2024	December 31, 2023	$ Change	% Change
	(in thousands, except percentages)
Unbilled services (unbilled revenue)	$1,286,274	$951,936	$334,338	35.1%
Unearned revenue (payments on account)	(1,614,758)	(1,654,507)	39,749	(2.4)%
Net balance	$(328,484)	$(702,571)	$374,087	(53.2)%

Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to our contracts with customers. We record assets for amounts related to performance obligations that are satisfied but not yet billed and/or collected. These assets are recorded as unbilled revenue and therefore contract assets rather than accounts receivable when receipt of the consideration is conditional on something other than the passage of time. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations or billed in advance of the revenue being earned.

Unbilled services/revenue balances arise where invoicing or billing is based on the timing of agreed milestones related to service contracts for clinical research. Contractual billing arrangements in respect of certain reimbursable expenses (principally investigators) require billing by the investigator to the Company prior to billing by the Company to the customer. As there is no contractual right of set-off between unbilled services (contract assets) and unearned revenue (contract liabilities), each are separately presented gross on the Consolidated Balance Sheet.

The Company is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support a clinical trial. The progress towards completion for clinical service contracts is measured based on total project costs (including reimbursable costs). Amounts owed to investigators and others in respect of reimbursable expenses at December 31, 2024 and December 31, 2023 were $369.2 million and $333.0 million (see note 12. Other liabilities).

Unbilled services as at December 31, 2024 increased by $334.3 million as compared to December 31, 2023. Unearned revenue decreased by $39.7 million over the same period resulting in a decrease of $374.1 million in the net balance of unbilled services and unearned revenue or payments on account between December 31, 2023 and December 31, 2024. These fluctuations are primarily due to the timing of payments and invoicing related to the Company's clinical trial management contracts. Billings and payments are established by contractual provisions on the delivery of units/milestones including predetermined payment schedules which may or may not correspond to the timing of the transfer of control of the Company's services under the contract. Unbilled services arise from long-term contracts when a cost-based input method of revenue recognition is applied and revenue recognized exceeds the amount billed to the customer.

The credit loss expense recognized on the Company's receivables and unbilled services was $28.4 million and $24.6 million for the years ended December 31, 2024 and 2023, respectively.
As of December 31, 2024, $15.9 billion (December 31, 2023: $14.8 billion) of revenue is expected to be recognized in the future in respect of unsatisfied performance obligations. The Company expects to recognize revenue on approximately 47% of the unsatisfied performance obligation over the next twelve months (December 31, 2023: 52%), with the remainder recognized thereafter over the duration of the customer contracts.